Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Accounting Policy [Line Items]
Benefits due to participants but unpaid at year-end	$ 31	$ 24